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                              BBH ComSet Class
                           Cash Management Class
                            Institutional Class
                              PlanAhead Class



BBH COMSET CLASS

Supplement Dated September 19, 2008 to the Prospectus dated March 1, 2008 as Supplemented on April 18, 2008 and September 16, 2008
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The section titled Portfolio Holdings under Additional Information is hereby replaced with the following:

     A complete list of the Fund's holdings as of the end of each business day is made available on the Fund's website on the following business day and remains available on the website for six months. To access the holdings information, go to www.americanbeaconfunds.com and select "Fund Holdings" under the "I want info on . . ." menu on the home page.


CASH MANAGEMENT CLASS

Supplement Dated September 19, 2008 to the Prospectus dated March 1, 2008 as Supplemented on April 18, 2008 and September 16, 2008
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The section titled Portfolio Holdings under Additional Information is hereby replaced with the following:

     A complete list of each Fund's holdings as of the end of each business day is made available on the Funds' website on the following business day and remains available on the website for six months. To access the holdings information, go to www.americanbeaconfunds.com and select "Fund Holdings" under the "I want info on . . ." menu on the home page.


PLANAHEAD CLASS

Supplement Dated September 19, 2008 to the Prospectus dated March 1, 2008 as Supplemented on April 18, 2008, May 23, 2008, September 4, 2008, and September 16, 2008
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The section titled Portfolio Holdings under Additional Information is hereby replaced with the following:

     A complete list of each Money Market Fund's holdings as of the end of each business day is made available on the Funds' website on the following business day. For all other Funds (except the S&P 500 Index Fund), a complete list of each Fund's holdings as of the end of each month is made available on the Funds' website approximately thirty days after the end of the month. Each Fund's list of its complete holdings remains available on the website for six months. Except for the Money Market Funds, a list of each Fund's ten largest holdings is made available on the Funds' website as of the end of each calendar quarter. The ten largest holdings of the S&P 500 Index Fund are generally posted to the website approximately thirty days after the end of the quarter, and the ten largest holdings of the other Funds are generally posted to the website approximately fifteen days after the end of the quarter. Each Fund's list of its ten largest holdings remains available on the website until the next quarter. To access the holdings information, go to www.americanbeaconfunds.com and select "Fund Holdings" under the "I want info on . . ." menu on the home page.


INSTITUTIONAL CLASS

Supplement Dated September 19, 2008 to the Prospectus dated March 1, 2008 as Supplemented on April 18, 2008, May 23, 2008, September 4, 2008, and September 16, 2008
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The section titled Portfolio Holdings under Additional Information is hereby replaced with the following:

     A complete list of the Money Market Fund's holdings as of the end of each business day is made available on the Funds' website on the following business day. For all other Funds (except the International Equity Index, S&P 500 Index, and Small Cap Index Funds), a complete list of each Fund's holdings as of the end of each month is made available on the Funds' website approximately thirty days after the end of the month. Each Fund's list of its complete holdings remains available on the website for six months. Except for the Money Market Fund, a list of each Fund's ten largest holdings is made available on the Funds' website as of the end of each calendar quarter. The ten largest holdings of the International Equity Index, S&P 500 Index, and Small Cap Index Funds are generally posted to the website approximately thirty days after the end of the quarter, and the ten largest holdings of the other Funds are generally posted to the website approximately fifteen days after the end of the quarter. Each Fund's list of its ten largest holdings remains available on the website until the next quarter. To access the holdings information, go to www.americanbeaconfunds.com and select "Fund Holdings" under the "I want info on . . ." menu on the home page.